SHARES-BASED AWARDS - Additional information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SHARES-BASED AWARDS
Aggregate intrinsic value of options exercised	$ 102.5	$ 0.7	$ 8.3	$ 0.4
Total fair value of share options granted	23.9	10.1	14.8	13.9
Total fair value of share options vested	3.1	$ 1.8	3.9	6.9
Unamortized share-based compensation	$ 817.2		$ 14.9	$ 6.6
Unamortized share-based compensation, weighted average remaining amortization period	3 years 10 months 24 days		3 years	2 years 8 months 12 days